UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $501,330 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      230    30000 SH       SOLE                    30000        0        0
BED BATH & BEYOND INC          COM              075896100    41584   950276 SH       SOLE                   950276        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    25372 26157000 PRN      SOLE                 26157000        0        0
CARDINAL HEALTH INC            COM              14149Y108    27522   763875 SH       SOLE                   763875        0        0
CAREFUSION CORP                COM              14170T101    10180   385174 SH       SOLE                   385174        0        0
CHEVRON CORP NEW               COM              166764100      364     4800 SH       SOLE                     4800        0        0
CLOROX CO DEL                  COM              189054109    40650   633768 SH       SOLE                   633768        0        0
COMCAST CORP NEW               CL A             20030N101    21668  1150730 SH       SOLE                  1150730        0        0
FASTENAL CO                    COM              311900104    11710   244015 SH       SOLE                   244015        0        0
MICROSOFT CORP                 COM              594918104    59637  2036249 SH       SOLE                  2036249        0        0
NIKE INC                       CL B             654106103    61483   836502 SH       SOLE                   836502        0        0
PAYCHEX INC                    COM              704326107    63019  2051401 SH       SOLE                  2051401        0        0
PROGRESSIVE CORP OHIO          COM              743315103    56658  2967923 SH       SOLE                  2967923        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    16653   258554 SH       SOLE                   258554        0        0
US BANCORP DEL                 COM NEW          902973304      255     9834 SH       SOLE                     9834        0        0
WATERS CORP                    COM              941848103    23794   352297 SH       SOLE                   352297        0        0
WELLS FARGO & CO NEW           COM              949746101    40551  1303062 SH       SOLE                  1303062        0        0